10. Significant Customer Concentrations (Sept 2018 Note) (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Revenues [Member] | Customer A [Member]
Concentration risk percentage	15.00%	22.00%	20.00%	20.00%
Revenues [Member] | Customer B [Member]
Concentration risk percentage	13.00%	17.00%	13.00%	16.00%
Revenues [Member] | Customer C [Member]
Concentration risk percentage		13.00%		12.00%
Revenues [Member] | Customer D [Member]
Concentration risk percentage		13.00%		12.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage			13.00%		36.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage					18.00%